EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

DRYROCK ISSUANCE TRUST

Series 2012-1

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Servicing Agreement, dated August 1, 2012 (the “Agreement”), among DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Indenture, dated as of August 1, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture”), as supplemented by the Series 2012-1 Indenture Supplement, dated as of November 16, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture Supplement” and together with the Indenture, the “Indenture”), each by and between the Trust and the Indenture Trustee.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on September 16, 2013.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:
a. None

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of September, 2013.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

DRYROCK ISSUANCE TRUST

Series 2012-1

MONTHLY PERIOD ENDING August 31, 2013

Pursuant to (i) the Indenture, dated as of August 1, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture”), between Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 16, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Servicing Agreement, dated as of August 1, 2012 (the “Servicing Agreement”), among Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2012-1 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of September 16, 2013 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$700,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$207,859.56
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$207,859.56
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$186,076,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER’S STATEMENT

DRYROCK ISSUANCE TRUST

Series 2012-1

MONTHLY PERIOD ENDING August 31, 2013

Record date	August 31, 2013
Payment date	September 16, 2013
Monthly period beginning	August 01, 2013
Monthly period ending	August 31, 2013
Previous payment date	August 15, 2013
Interest period beginning	August 15, 2013
Interest period ending	September 15, 2013
Days in monthly period	31
Days in interest period	32

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$3,197,111,798.26
Beginning of monthly period non-principal receivables balance	$35,969,947.09
Beginning of monthly period total receivables balance	$3,233,081,745.35
Addition of principal receivables balance	$1,507,324,132.31
Addition of non-principal receivables balance	$12,582,744.70
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$4,702,959,332.99
End of monthly period non-principal receivables balance	$50,750,659.26
End of monthly period total receivables balance	$4,753,709,992.25

TRUST COLLECTIONS INFORMATION
Finance charge collections	$40,781,587.29
Fees	$7,757,709.14
Interchange	$23,911,925.25
Recoveries	$620,846.58
Investment earnings on Issuer Accounts	$3,450.74
Total finance charge collections	$73,072,068.26
Principal collections	$1,289,069,880.41
*Total payment rate	28.14%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount	$11,353,048.18
Gross loss rate	2.90%

Delinquency Data	Percentage	Total receivables
1-30 days delinquent	1.58%	$75,330,876.53
31-60 days delinquent	0.62%	$29,242,957.73
61-90 days delinquent	0.43%	$20,232,602.72
91-120 days delinquent	0.31%	$14,757,844.57
121-150 days delinquent	0.25%	$11,730,749.51
151-180 days delinquent	0.23%	$10,901,009.83
181 and greater days delinquent	0.00%	$0.00

TRANSFEROR INFORMATION
Minimum Transferor Amount Percentage in Calendar Month		72.93%
Required Transferor Amount Percentage		6.00%

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period		$93,015,636.28
Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period		$0.00

DRYROCK ISSUANCE TRUST
Series Name	2012-1
Expected Final Payment Date	10/15/2014
Scheduled start of accumulation period	01/02/2014
Series 2012-1 Stated Principal Amount	$886,076,000.00
Series 2012-1 Allocation amount	$886,076,000.00
Series 2012-1 Floating Allocation Percentage	18.8014%
Series 2012-1 Principal Allocation Percentage	18.8014%
Current period USD LIBOR	0.18%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.15%	0.33%	$700,000,000.00
Class B	0.00%	0.00%	$186,076,000.00

ALLOCATION OF SERIES 2012-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2012-1 Available Finance Charge Collections		$13,739,210.27
2)	Class A Notes
	a)	Class A Monthly Interest	$207,859.56
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2012-1 Servicing Fee paid to Servicer		$1,473,702.56
4)	Series 2012-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2012-1 Default Amount treated as Series 2012-1 Available Principal Collections		$2,134,530.41
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2012-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2012-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$9,923,117.74
11)	Amount due under any other obligations of Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$9,923,117.74

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2012-1
1)	Series 2012-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2012-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2012-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2012-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2012-1		$242,363,002.02
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,134,530.41
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections
	previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2012-1 Available Principal Collections		$244,497,532.43
	Series 2012-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2012-1 Indenture Supplement		$53,030,771.77

APPLICATION OF SERIES 2012-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$53,030,771.77

APPLICATION OF SERIES 2012-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2012-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2012-1
1)	Series 2012-1 Available Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
5)	Holder of the Transferor Interest		$53,030,771.77

SERIES 2012-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2012-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.72%
	Prior Monthly Period		17.45%
	Second Prior Monthly Period		14.86%
Base Rate
	Current Monthly Period		2.28%
	Prior Monthly Period		2.28%
	Second Prior Monthly Period		2.25%
Excess Spread Percentage
	Current Monthly Period		13.43%
	Prior Monthly Period		15.17%
	Second Prior Monthly Period		12.60%
Quarterly Excess Spread Percentage			13.74%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

DRYROCK ISSUANCE TRUST

Series 2012-2

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Servicing Agreement, dated August 1, 2012 (the “Agreement”), among DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Indenture, dated as of August 1, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture”), as supplemented by the Series 2012-2 Indenture Supplement, dated as of November 16, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture Supplement” and together with the Indenture, the “Indenture”), each by and between the Trust and the Indenture Trustee.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on September 16, 2013.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:
a. None

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of September, 2013.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

DRYROCK ISSUANCE TRUST

Series 2012-2

MONTHLY PERIOD ENDING August 31, 2013

Pursuant to (i) the Indenture, dated as of August 1, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture”), between Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 16, 2012, as amended by the first amendment thereto dated as of April 15, 2013 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Servicing Agreement, dated as of August 1, 2012 (the “Servicing Agreement”), among Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2012-2 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of September 16, 2013 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$300,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$160,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$160,000.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$65,854,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER’S STATEMENT

DRYROCK ISSUANCE TRUST

Series 2012-2

MONTHLY PERIOD ENDING August 31, 2013

Record date	August 31, 2013
Payment date	September 16, 2013
Monthly period beginning	August 01, 2013
Monthly period ending	August 31, 2013
Previous payment date	August 15, 2013
Interest period beginning	August 15, 2013
Interest period ending	September 15, 2013
Days in monthly period	31
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$3,197,111,798.26
Beginning of monthly period non-principal receivables balance	$35,969,947.09
Beginning of monthly period total receivables balance	$3,233,081,745.35
Addition of principal receivables balance	$1,507,324,132.31
Addition of non-principal receivables balance	$12,582,744.70
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$4,702,959,332.99
End of monthly period non-principal receivables balance	$50,750,659.26
End of monthly period total receivables balance	$4,753,709,992.25

TRUST COLLECTIONS INFORMATION
Finance charge collections	$40,781,587.29
Fees	$7,757,709.14
Interchange	$23,911,925.25
Recoveries	$620,846.58
Investment earnings on Issuer Accounts	$3,450.74
Total finance charge collections	$73,072,068.26
Principal collections	$1,289,069,880.41
*Total payment rate	28.14%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount	$11,353,048.18
Gross loss rate	2.90%

Delinquency Data	Percentage	Total receivables
1-30 days delinquent	1.58%	$75,330,876.53
31-60 days delinquent	0.62%	$29,242,957.73
61-90 days delinquent	0.43%	$20,232,602.72
91-120 days delinquent	0.31%	$14,757,844.57
121-150 days delinquent	0.25%	$11,730,749.51
151-180 days delinquent	0.23%	$10,901,009.83
181 and greater days delinquent	0.00%	$0.00

TRANSFEROR INFORMATION
Minimum Transferor Amount Percentage in Calendar Month		72.93%
Required Transferor Amount Percentage		6.00%

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period		$93,015,636.28
Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period		$0.00

DRYROCK ISSUANCE TRUST
Series Name	2012-2
Expected Final Payment Date	10/15/2015
Scheduled start of accumulation period	10/01/2014
Series 2012-2 Stated Principal Amount	$365,854,000.00
Series 2012-2 Allocation amount	$365,854,000.00
Series 2012-2 Floating Allocation Percentage	7.7629%
Series 2012-2 Principal Allocation Percentage	7.7629%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		0.64%	$300,000,000.00
Class B	0.00%	0.00%	$65,854,000.00

ALLOCATION OF SERIES 2012-2 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2012-2 Available Finance Charge Collections		$5,672,814.84
2)	Class A Notes
	a)	Class A Monthly Interest	$160,000.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2012-2 Servicing Fee paid to Servicer		$608,480.48
4)	Series 2012-2 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2012-2 Default Amount treated as Series 2012-2 Available Principal Collections		$881,331.23
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2012-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2012-2 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$4,023,003.13
11)	Amount due under any other obligations of Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$4,023,003.13

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2012-2
1)	Series 2012-2 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2012-2		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2012-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2012-2 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2012-2		$100,069,828.95
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$881,331.23
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections
	previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2012-2 Available Principal Collections		$100,951,160.18
	Series 2012-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2012-2 Indenture Supplement		$18,893,977.01

APPLICATION OF SERIES 2012-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$18,893,977.01

APPLICATION OF SERIES 2012-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2012-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2012-2
1)	Series 2012-2 Available Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
5)	Holder of the Transferor Interest		$18,893,977.01

SERIES 2012-2 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2012-2 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.72%
	Prior Monthly Period		17.45%
	Second Prior Monthly Period		14.86%
Base Rate
	Current Monthly Period		2.52%
	Prior Monthly Period		2.52%
	Second Prior Monthly Period		2.52%
Excess Spread Percentage
	Current Monthly Period		13.19%
	Prior Monthly Period		14.92%
	Second Prior Monthly Period		12.33%
Quarterly Excess Spread Percentage			13.48%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer